Income taxes - Reconciliation of foreign rate differential (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Foreign rate differential	$ 10,916	$ 3,406	$ 27,918	$ 14,885
US
Income Tax Disclosure [Line Items]
Foreign rate differential	12,428	(10,961)	32,435	12,609
Singapore
Income Tax Disclosure [Line Items]
Foreign rate differential	(586)	140	8	(335)
Irish
Income Tax Disclosure [Line Items]
Foreign rate differential	(11)	584	(1,106)	4,426
UK
Income Tax Disclosure [Line Items]
Foreign rate differential	(942)	13,632	$ (3,419)	$ (1,815)
Other
Income Tax Disclosure [Line Items]
Foreign rate differential	$ 27	$ 11